Regulatory Matters (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) Classification	Dec. 31, 2019 USD ($)
Regulatory Matters [Abstract]
Number of classifications of prompt corrective action regulations | Classification		5
Total capital (to risk weighted assets) [Abstract]
Actual Amount			$ 134,930
Actual Ratio			0.187
Minimum Regulatory Capital Ratio	[1]		0.080
Minimum To Be Well Capitalized	[2]		0.100
Common equity Tier 1 capital (to risk weighted assets) [Abstract]
Actual Amount			$ 120,158
Actual Ratio			0.166
Minimum Regulatory Capital Ratio	[1]		0.045
Tier 1 capital (to risk weighted assets) [Abstract]
Actual Amount			$ 128,658
Actual Ratio			0.178
Minimum Regulatory Capital Ratio	[1]		0.060
Minimum To Be Well Capitalized	[2]		0.060
Tier 1 capital (to average assets) [Abstract]
Actual Amount		$ 134,957	$ 128,658
Actual Ratio		0.117	0.125
Minimum Regulatory Capital Ratio	[1]		0.040
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount		$ 91,937
To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio		0.080
Minimum assets SBHCP requires		$ 13,465
Bank [Member]
Total capital (to risk weighted assets) [Abstract]
Actual Amount			$ 120,716
Actual Ratio			0.170
Minimum Regulatory Capital Ratio	[1]		0.080
Minimum To Be Well Capitalized	[2]		0.100
Common equity Tier 1 capital (to risk weighted assets) [Abstract]
Actual Amount			$ 114,772
Actual Ratio			0.161
Minimum Regulatory Capital Ratio	[1]		0.045
Minimum To Be Well Capitalized	[2]		0.065
Tier 1 capital (to risk weighted assets) [Abstract]
Actual Amount			$ 114,772
Actual Ratio			0.161
Minimum Regulatory Capital Ratio	[1]		0.060
Minimum To Be Well Capitalized	[2]		0.080
Tier 1 capital (to average assets) [Abstract]
Actual Amount		$ 120,989	$ 114,772
Actual Ratio		0.107	0.113
Minimum Regulatory Capital Ratio	[1]		0.040
Minimum To Be Well Capitalized	[2]		0.050
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount		$ 90,407
To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio		0.080

[1]	Excludes capital conservation buffer of 2.50%.
[2]	For the Company, these amounts would be required for the Company to engage in activities permissible only for a bank holding company that meets the financial holding company requirements if the Company were not subject to the SBHCP. For the Bank, these are the amounts required for the Bank to be deemed well capitalized under the prompt corrective action regulations.